Equity Investments	12 Months Ended
Jun. 30, 2024
Equity Investments [Abstract]
EQUITY INVESTMENTS

4. EQUITY INVESTMENTS

The equity investments are summarized as follows:

	June 30, 2024	June 30, 2023
Common shares
Public companies	$56,539	$283,081

The continuity of equity investments is summarized as follows:

	Fair value	Accumulated mark-to- market gain included in deficit
Balance, July 1, 2022	$496,741	$3,990,662
Change in fair value	(198,031)	(198,031)
Foreign exchange impact	(15,629)	-
Balance, June 30, 2023	$283,081	$3,792,631
Proceeds on disposal	(312,340)
Change in fair value	92,877	92,877
Foreign exchange impact	(7,079)	-
Balance, June 30, 2024	$56,539	$3,885,508